Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.9%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	420	$39,169
L3Harris Technologies, Inc.	359	60,973
Lockheed Martin Corp.	231	88,538
Mercury Systems, Inc.*	76	5,887
Northrop Grumman Corp.	245	77,295
Raytheon Technologies Corp.	495	28,482
		300,344
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	223	22,788
Expeditors International of Washington, Inc.	79	7,151
United Parcel Service, Inc., Class B	309	51,489
		81,428
Airlines - 0.2%
Alaska Air Group, Inc.	726	26,593
American Airlines Group, Inc.	436	5,358
United Airlines Holdings, Inc.*	526	18,279
		50,230
Auto Components - 0.2%
Aptiv PLC	612	56,108

Automobiles - 0.2%
Ford Motor Co.	3,298	21,965
Harley-Davidson, Inc.	610	14,969
Tesla, Inc.*	33	14,157
		51,091
Banks - 2.7%
Bank of America Corp.	6,498	156,537
Bank of Hawaii Corp.	224	11,316
Citigroup, Inc.	1,025	44,188
Cullen/Frost Bankers, Inc.	443	28,330
First Horizon National Corp.	1,131	10,665
First Republic Bank	644	70,235
JPMorgan Chase & Co.	2,287	220,169
Pinnacle Financial Partners, Inc.	79	2,812
Prosperity Bancshares, Inc.	140	7,256
Wells Fargo & Co.	4,615	108,499
		660,007
Beverages - 2.0%
Brown-Forman Corp., Class B	572	43,083
Coca-Cola Co. (The)	550	27,154
Keurig Dr Pepper, Inc.	240	6,624
PepsiCo, Inc.	3,024	419,126
		495,987
Biotechnology - 2.7%
AbbVie, Inc.	2,396	209,865
Amgen, Inc.	682	173,337
Biogen, Inc.*	229	64,963
Gilead Sciences, Inc.	2,499	157,912

	Shares/ Principal	Fair Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.*	90	$50,380
		656,457
Building Products - 0.6%
Advanced Drainage Systems, Inc.	118	7,368
Allegion PLC	1,262	124,825
Lennox International, Inc.	81	22,081
		154,274
Capital Markets - 3.2%
Ameriprise Financial, Inc.	262	40,377
Cboe Global Markets, Inc.	513	45,011
Charles Schwab Corp. (The)	2,831	102,567
CME Group, Inc.	476	79,640
ETRADE Financial Corp.	194	9,710
FactSet Research Systems, Inc.	143	47,888
Franklin Resources, Inc.	595	12,108
Intercontinental Exchange, Inc.	26	2,601
Invesco Ltd.	704	8,033
Moody's Corp.	603	174,779
Morgan Stanley	501	24,223
S&P Global, Inc.	524	188,954
State Street Corp.	349	20,706
T Rowe Price Group, Inc.	217	27,824
		784,421
Chemicals - 1.9%
Air Products and Chemicals, Inc.	109	32,467
Ecolab, Inc.	942	188,249
FMC Corp.	376	39,822
PPG Industries, Inc.	1,100	134,288
Sherwin-Williams Co. (The)	93	64,797
		459,623
Commercial Services & Supplies - 0.1%
Cintas Corp.	55	18,306
Copart, Inc.*	125	13,145
MSA Safety, Inc.	20	2,683
		34,134
Communications Equipment - 1.3%
Cisco Systems, Inc.	7,722	304,170

Construction & Engineering - 0.2%
EMCOR Group, Inc.	613	41,506
MasTec, Inc.*	386	16,289
		57,795
Consumer Finance - 0.5%
Ally Financial, Inc.	1,832	45,928
American Express Co.	776	77,794
		123,722
Containers & Packaging - 0.0%†
International Paper Co.	168	6,811

Distributors - 0.4%
Genuine Parts Co.	1,123	106,876

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc.*	379	$57,623
H&R Block, Inc.	892	14,531
Strategic Education, Inc.	93	8,507
		80,661
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	1,714	364,979

Diversified Telecommunication - 1.3%
AT&T, Inc.	4,600	131,146
CenturyLink, Inc.	3,844	38,786
Verizon Communications, Inc.	2,370	140,991
		310,923
Electric Utilities - 1.6%
Alliant Energy Corp.	1,800	92,970
IDACORP, Inc.	545	43,546
NextEra Energy, Inc.	762	211,501
Pinnacle West Capital Corp.	384	28,627
Southern Co. (The)	215	11,657
Xcel Energy, Inc.	123	8,488
		396,789
Electrical Equipment - 0.4%
Hubbell, Inc.	421	57,610
Rockwell Automation, Inc.	128	28,247
		85,857
Electronic Equipment, Instruments & Components - 0.1%
Zebra Technologies Corp., Class A*	50	12,623

Energy Equipment & Services - 0.5%
Baker Hughes Co.	2,082	27,670
Schlumberger Ltd.	2,621	40,783
TechnipFMC PLC	7,353	46,397
		114,850
Entertainment - 1.8%
Activision Blizzard, Inc.	1,061	85,888
Netflix, Inc.*	374	187,011
Walt Disney Co. (The)	1,363	169,121
		442,020
Equity Real Estate Investment - 2.6%
Alexandria Real Estate Equities, Inc.	64	10,240
American Tower Corp.	545	131,743
AvalonBay Communities, Inc.	351	52,418
Equinix, Inc.	38	28,885
Equity Residential	2,180	111,900
Federal Realty Investment Trust	139	10,208
Prologis, Inc.	2,605	262,115
UDR, Inc.	589	19,207
		626,716
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	811	287,905

Food Products - 1.9%
General Mills, Inc.	2,104	129,775

	Shares/ Principal	Fair Value

Food Products (continued)
Hershey Co. (The)	1,104	$158,247
Hormel Foods Corp.	1,255	61,357
Kellogg Co.	258	16,664
McCormick & Co., Inc.	534	103,650
		469,693
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	1,838	200,030
Boston Scientific Corp.*	362	13,832
DexCom, Inc.*	95	39,162
Edwards Lifesciences Corp.*	1,754	140,004
IDEXX Laboratories, Inc.*	220	86,484
Medtronic PLC	1,176	122,210
Stryker Corp.	451	93,975
		695,697
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc.*	483	13,698
Anthem, Inc.	295	79,234
Cardinal Health, Inc.	391	18,357
Cigna Corp.	177	29,986
CVS Health Corp.	1,334	77,906
HCA Healthcare, Inc.	68	8,478
Henry Schein, Inc.*	218	12,814
Laboratory Corp. of America Holdings*	121	22,781
McKesson Corp.	610	90,847
Quest Diagnostics, Inc.	325	37,209
UnitedHealth Group, Inc.	891	277,787
		669,097
Health Care Technology - 0.2%
Teladoc Health, Inc.*	234	51,302
Veeva Systems, Inc., Class A*	11	3,093
		54,395
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc.*	456	25,563
Darden Restaurants, Inc.	371	37,375
Domino's Pizza, Inc.	7	2,977
Dunkin' Brands Group, Inc.	274	22,443
McDonald's Corp.	158	34,679
Vail Resorts, Inc.	19	4,066
Wyndham Destinations, Inc.	157	4,829
Yum! Brands, Inc.	259	23,647
		155,579
Household Products - 2.5%
Church & Dwight Co., Inc.	46	4,311
Clorox Co. (The)	842	176,963
Colgate-Palmolive Co.	2,970	229,135
Procter & Gamble Co. (The)	1,481	205,844
		616,253
Industrial Conglomerates - 1.3%
3M Co.	522	83,614
Carlisle Cos., Inc.	228	27,900

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Industrial Conglomerates (continued)
Honeywell International, Inc.	1,008	$165,927
Roper Technologies, Inc.	113	44,648
		322,089
Insurance - 1.8%
Aflac, Inc.	1,731	62,922
Allstate Corp. (The)	485	45,658
Athene Holding Ltd., Class A*	971	33,092
Brighthouse Financial, Inc.*	128	3,444
Brown & Brown, Inc.	827	37,438
Cincinnati Financial Corp.	448	34,931
First American Financial Corp.	387	19,702
Hanover Insurance Group, Inc. (The)	148	13,791
Lincoln National Corp.	2,457	76,978
Marsh & McLennan Cos., Inc.	430	49,321
Progressive Corp. (The)	114	10,792
Travelers Cos., Inc. (The)	153	16,553
Unum Group	168	2,827
Willis Towers Watson PLC	113	23,597
		431,046
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	326	477,786
Alphabet, Inc., Class C*	250	367,400
Facebook, Inc., Class A*	1,306	342,041
Twitter, Inc.*	2,505	111,472
		1,298,699
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	388	1,221,707
Wayfair, Inc., Class A*	37	10,768
		1,232,475
IT Services - 5.3%
Accenture PLC, Class A	171	38,644
Automatic Data Processing, Inc.	264	36,825
Fiserv, Inc.*	1,377	141,900
Mastercard, Inc., Class A	547	184,979
PayPal Holdings, Inc.*	2,262	445,682
Visa, Inc., Class A	2,261	452,132
		1,300,162
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	538	54,306
Avantor, Inc.*	96	2,159
Thermo Fisher Scientific, Inc.	208	91,836
		148,301
Machinery - 2.0%
Cummins, Inc.	188	39,698
Deere & Co.	777	172,206
Dover Corp.	41	4,442
Fortive Corp.	700	53,347
Illinois Tool Works, Inc.	15	2,898
Oshkosh Corp.	348	25,578
Snap-on, Inc.	267	39,284

	Shares/ Principal	Fair Value

Machinery (continued)
Xylem, Inc.	1,716	$144,350
		481,803
Media - 1.7%
Charter Communications, Inc., Class A*	16	9,990
Comcast Corp., Class A	2,317	107,184
Discovery, Inc., Class A*	6,314	137,456
Discovery, Inc., Class C*	191	3,744
Interpublic Group of Cos., Inc. (The)	1,804	30,073
Nexstar Media Group, Inc., Class A	428	38,490
Omnicom Group, Inc.	110	5,445
Sirius XM Holdings, Inc.	11,534	61,822
TEGNA, Inc.	175	2,056
ViacomCBS, Inc., Class B	343	9,607
		405,867
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	224	22,857
Steel Dynamics, Inc.	855	24,479
		47,336
Multiline Retail - 0.1%
Dollar Tree, Inc.*	200	18,268
Nordstrom, Inc.	941	11,217
		29,485
Multi-Utilities - 1.3%
Ameren Corp.	317	25,068
CMS Energy Corp.	3,264	200,442
Consolidated Edison, Inc.	1,097	85,347
		310,857
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	1,105	79,560
Concho Resources, Inc.	484	21,354
ConocoPhillips	2,006	65,877
Continental Resources, Inc.	1,132	13,901
EOG Resources, Inc.	2,239	80,470
Hess Corp.	61	2,497
ONEOK, Inc.	848	22,031
Phillips 66	604	31,311
Valero Energy Corp.	981	42,497
Williams Cos., Inc. (The)	363	7,133
		366,631
Personal Products - 0.1%
Coty, Inc., Class A	4,572	12,344

Pharmaceuticals - 4.3%
Bristol Myers Squibb Co.	1,541	92,907
Catalent, Inc.*	137	11,735
Johnson & Johnson	2,713	403,912
Merck & Co., Inc.	2,774	230,103
Mylan NV*	281	4,167
Pfizer, Inc.	4,729	173,554
Zoetis, Inc.	713	117,909
		1,034,287

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Professional Services - 0.3%
Robert Half International, Inc.	328	$17,364
Verisk Analytics, Inc.	345	63,932
		81,296
Road & Rail - 0.5%
CSX Corp.	956	74,253
Old Dominion Freight Line, Inc.	101	18,273
Union Pacific Corp.	127	25,002
		117,528
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	361	29,598
Analog Devices, Inc.	732	85,454
Applied Materials, Inc.	2,501	148,684
Cirrus Logic, Inc.*	47	3,170
Intel Corp.	6,695	346,667
NVIDIA Corp.	830	449,213
Silicon Laboratories, Inc.*	63	6,165
Texas Instruments, Inc.	524	74,822
		1,143,773
Software - 9.8%
Adobe, Inc.*	371	181,949
Cadence Design Systems, Inc.*	534	56,940
Intuit, Inc.	160	52,194
Microsoft Corp.	7,390	1,554,339
salesforce.com, Inc.*	1,521	382,258
ServiceNow, Inc.*	188	91,180
VMware, Inc., Class A*	407	58,474
		2,377,334
Specialty Retail - 3.1%
CarMax, Inc.*	133	12,224
Five Below, Inc.*	22	2,794
Home Depot, Inc. (The)	1,665	462,387
L Brands, Inc.	197	6,267
Lowe's Cos., Inc.	808	134,015
O'reilly Automotive, Inc.*	62	28,587
Tiffany & Co.	6	695
TJX Cos., Inc. (The)	1,468	81,694
Tractor Supply Co.	97	13,904
		742,567
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	11,940	1,382,771
Dell Technologies, Inc., Class C*	117	7,920
Hewlett Packard Enterprise Co.	5,788	54,233
HP, Inc.	1,210	22,978
NetApp, Inc.	690	30,250
		1,498,152
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc.*	230	75,755
NIKE, Inc., Class B	1,072	134,579
Ralph Lauren Corp.	808	54,920
		265,254

	Shares/ Principal	Fair Value
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	1,754	$14,506
Trading Companies & Distributors - 0.6%
Fastenal Co.	669	30,165
GATX Corp.	243	15,492
WW Grainger, Inc.	247	88,122
		133,779
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	934	17,223
Total Common Stocks (Cost - $19,001,752)		23,580,309
Rights - 0.0%†
Bristol-Myers Squibb Co., CVR* (Cost - $1,569)	682	1,535

Short-Term Investments - 3.0%
Money Market Funds - 3.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $729,407)	729,407	729,407
Total Investments - 99.9% (Cost - $19,732,728)		$24,311,251
Other Assets Less Liabilities - Net 0.1%		32,454
Total Net Assets - 100.0%		$24,343,705

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	4	12/18/2020	$670,400	$(4,050)